RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16. RELATED PARTY TRANSACTIONS

The Company incurred a liability of $200,000 to an employee for software purchased in July 2019. The payable was issued with a $27,673 discount, utilizing a 7.5% discount rate. There are monthly payment terms of $4,167 through June 2024, the date of final settlement. The balance is carried at present value on the consolidated balance sheets. The Company classifies amounts planned to be settled within twelve months from the balance sheet date to current liabilities. Accordingly, the Company presents current balances of $0 and $29,167 in the current portion of loans payables, related parties account in the consolidated balance sheets as of December 31, 2024, and December 31, 2023, respectively. Non-current amounts are classified to the loans payable, related parties, less current portion account in the consolidated balance sheets and amounted to $0 as of December 31, 2024, and December 31, 2023, respectively. Amortization expense to bring the payable to present value for the year ended December 31, 2024, and December 31, 2023, respectively, was $3,458, and $5,189, and is classified to the interest expense, related parties account in the consolidated statements of operations.

On September 13, 2022, the Company issued a promissory note to Americana a related party entity beneficially owned by the Company’s Chief Executive Officer and Chairman of the Board, for the principal sum of $1,500,000 (the “Note”), accruing monthly interest of 5% per annum beginning nine months after Note issuance. On February 7, 2023 , the Company and Americana entered into an amendment to the Note pursuant to which (i) the principal amount of the Note was increased to $1,845,000, (ii) the maturity date of the Note was amended to January 15, 2026, (iii) the interest rate under the Note shall not increase after the maturity date, and (iv) the Note can be converted at any time, at the option of Americana, into shares of the Company’s common stock, par value $0.086 per share at an agreed upon conversion price. On February 13, 2023, Americana effectuated a conversion of $645,000 of the Note into 3,926 shares of the Company’s common stock, $0.086 par value per share, in accordance with the terms of the Amendment. In addition, throughout 2023 the Company repaid principal to Americana of $693,145. As of December 31, 2024, and December 31, 2023, respectively, the balance owed to Americana was $0, reclassified and recorded in the convertible debt, related parties, less current portion account in the consolidated balance sheets. Interest expense for the year ended December 31, 2024, and December 31, 2023 respectively, was $0 and $5,334, recorded to interest expense, related parties in the consolidated statements of operations. Americana owned approximately 0.40% and 5.52% respectively, of the Company’s Common Stock as of December 31, 2024, and 2023 respectively.

Subsequent to December 31, 2024, the Company and Americana entered into a revolving credit facility agreement and revolving note with Americana. See Note 18—Subsequent Events.

Pursuant to the first amendment to the April 26, 2022 asset purchase agreement between the Company and Barra & Associates, LLC, a related party entity beneficially owned by a senior vice president of the Company, the Company agreed to pay a deferred purchase price (the “DPP”) of $1,375,000 by January 31, 2023, and all amounts unpaid thereafter will accrue interest at a rate of 1.5% per month until paid. The Company intends to fully repay all unpaid amounts inclusive of interest over the next two years. The Company classifies amounts planned to be settled within twelve months from the balance sheet date to current liabilities. Accordingly, the Company reclassifies and presents current balances of $241,707 and $233,504 respectively, in the current portion of loans payables, related parties account in the consolidated balance sheets as of December 31, 2024 and December 31, 2023. Non-current amounts are classified to the loans payable, related parties, less current portion account in the consolidated balance sheets and amounted to $2,922 and $247,055 as of December 31, 2024, and December 31, 2023 respectively. Interest expense for the year ended December 31, 2024 and December 31, 2023, respectively was $64,069, and $145,344 recorded to interest expense, related parties in the consolidated statements of operations.

The Company, Fortman Insurance Services, LLC, Fortman Insurance Agency, LLC, Jonathan Fortman, and Zachary Fortman (collectively, the “Parties”) entered into a purchase agreement on or around May 1, 2019 (the “Purchase Agreement”), whereby the Company purchased the business and certain assets noted within the Purchase Agreement, as well as that certain second amendment to the Purchase Agreement on or around May 18, 2023 (the “Second Amendment”). On January 11, 2024, the Parties entered into that certain third amendment to the Purchase Agreement (the “Third Amendment”), pursuant to which the Parties agreed to a total remaining earn-out balance of $423,107 owed to both Jonathan Fortman and Zachary Fortman, each under the Purchase Agreement, both employees and related parties to the Company, for a combined total earn-out amount owed of $846,214 (the “Remaining Balances”). In satisfaction of such Remaining Balances, the Company agreed to pay $11,000 on the first business day of each month to both Jonathan Fortman and Zachary Fortman each until the Remaining Balances are paid in full. In addition, the Parties agreed under the Third Amendment that the Remaining Balances shall accrue interest at the rate of 10% per annum until the Remaining Balances are paid in full, with an effective date of January 2, 2024, for purposes of the commencement of interest accrual. Since the Remaining Balances are final and no longer subject to contingencies, as of December 31, 2023 and the period then ended, they have been reclassified from the earn-out liability account to the loan payable, related parties, less current portion account and amounted to $425,130 and $650,473 as of December 31, 2024, and December 31, 2023 respectively. The Company classifies amounts planned to be settled within twelve months from the balance sheet date to current liabilities. Accordingly, the Company reclassifies and presents current balances of $208,358 and $195,741 respectively, in the current portion of loans payables, related parties account in the consolidated balance sheets as of December 31, 2024 and December 31, 2023. Interest expense for the year ended December 31, 2024 and December 31, 2023, respectively was $73,274, and $0 recorded to interest expense, related parties in the consolidated statements of operations.